Inventory - Summary of Inventory (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about Inventory [Abstract]
Raw materials, Cost	$ 460	$ 796
Work in progress, Cost	25	81
Finished goods, Cost	588	963
Total Inventory, Cost	1,073	1,840
Raw materials, Reserves	(114)	(513)
Work in progress, Reserves		(70)
Finished goods, Reserves	(100)	(571)
Total Inventory, Reserves	(214)	(1,154)
Raw materials	346	283
Work in progress	25	11
Finished goods	488	392
Total Inventory	$ 859	$ 686